Towle Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	BASIC MATERIALS — 6.6%
269,385	Algoma Steel Group, Inc.[1]	$2,634,585
71,277	ArcelorMittal S.A.[1]	1,648,637
156,390	Cleveland-Cliffs, Inc.*	1,470,066
		5,753,288
	CONSUMER, CYCLICAL — 53.6%
52,493	Advance Auto Parts, Inc.	2,482,394
41,152	Alaska Air Group, Inc.*	2,664,592
311,313	American Axle & Manufacturing Holdings, Inc.*	1,814,955
10,901	Asbury Automotive Group, Inc.*	2,649,270
11,362	AutoNation, Inc.*	1,929,722
16,876	BlueLinx Holdings, Inc.*	1,724,052
36,226	Cracker Barrel Old Country Store, Inc.	1,914,906
194,083	Dana, Inc.	2,243,600
87,063	Foot Locker, Inc.*	1,894,491
343,011	Frontier Group Holdings, Inc.*	2,438,808
186,578	Goodyear Tire & Rubber Co.*	1,679,202
14,521	Lear Corp.	1,375,139
121,234	Macy's, Inc.	2,052,492
47,986	Magna International, Inc.[1]	2,005,335
828,072	Petco Health & Wellness Co., Inc.*	3,154,954
44,863	Sonic Automotive, Inc. - Class A	2,842,071
86,790	Southwest Airlines Co.	2,917,880
327,392	Under Armour, Inc. - Class A*	2,710,806
56,183	United Airlines Holdings, Inc.*	5,455,369
61,843	Zumiez, Inc.*	1,185,530
		47,135,568
	CONSUMER, NON-CYCLICAL — 7.3%
110,186	Owens & Minor, Inc.*	1,440,131
43,814	Tyson Foods, Inc. - Class A	2,516,676
89,683	United Natural Foods, Inc.*	2,449,243
		6,406,050
	ENERGY — 16.0%
4,004	Alpha Metallurgical Resources, Inc.	801,281
121,821	Delek U.S. Holdings, Inc.	2,253,689
59,600	HF Sinclair Corp.	2,088,980
92,660	Liberty Energy, Inc.	1,843,007
124,924	Par Pacific Holdings, Inc.*	2,047,504
74,485	PBF Energy, Inc. - Class A	1,977,577
331,879	ProPetro Holding Corp.*	3,096,431
		14,108,469

Towle Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 2.0%
49,496	Ally Financial, Inc.	$1,782,351
	INDUSTRIAL — 9.4%
17,400	Arrow Electronics, Inc.*	1,968,288
49,055	Avnet, Inc.	2,566,558
69,118	JELD-WEN Holding, Inc.*	566,076
84,421	Ryerson Holding Corp.	1,562,633
58,908	World Kinect Corp.	1,620,559
		8,284,114
	TECHNOLOGY — 2.6%
113,247	DXC Technology Co.*	2,262,675
	Total Common Stocks
	(Cost $76,186,384)	85,732,515

Principal Amount
	SHORT-TERM INVESTMENTS — 0.6%
$553,841	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[2]	553,841
	Total Short-Term Investments
	(Cost $553,841)	553,841
	TOTAL INVESTMENTS — 98.1%
	(Cost $76,740,225)	86,286,356
	Other Assets in Excess of Liabilities — 1.9%	1,687,369
	TOTAL NET ASSETS — 100.0%	$87,973,725

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.